Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase $ in Thousands	12 Months Ended
Dec. 31, 2020 CLP ($)
Senior Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-02-2020
Type	Senior
Currency	UF
Amount	$ 357,000,000
Senior Bonds 1 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-03-2020
Type	Senior
Currency	UF
Amount	$ 300,000,000
Senior Bonds 2 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-09-2020
Type	Senior
Currency	UF
Amount	$ 60,000,000
Senior Bonds 3 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-09-2020
Type	Senior
Currency	UF
Amount	$ 27,000,000
Senior Bonds 4 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-13-2020
Type	Senior
Currency	CLP
Amount	$ 50,000,000,000
Senior Bonds 5 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-14-2020
Type	Senior
Currency	UF
Amount	$ 109,000,000
Senior Bonds 6 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-14-2020
Type	Senior
Currency	CLP
Amount	$ 9,820,000,000,000
Senior Bonds 7 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-14-2020
Type	Senior
Currency	UF
Amount	$ 131,000,000
Senior Bonds 8 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-14-2020
Type	Senior
Currency	UF
Amount	$ 322,000,000
Senior Bonds 9 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-15-2020
Type	Senior
Currency	USD
Amount	$ 2,490,000,000
Senior Bonds 10 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-15-2020
Type	Senior
Currency	UF
Amount	$ 47,000,000
Senior Bonds 11 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-16-2020
Type	Senior
Currency	CLP
Amount	$ 400,000,000,000
Senior Bonds 12 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-16-2020
Type	Senior
Currency	UF
Amount	$ 1,000,000
Senior Bonds 13 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-17-2020
Type	Senior
Currency	UF
Amount	$ 28,000,000
Senior Bonds 14 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-20-2020
Type	Senior
Currency	UF
Amount	$ 74,000,000
Senior Bonds 15 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-21-2020
Type	Senior
Currency	UF
Amount	$ 171,000,000
Senior Bonds 16 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-21-2020
Type	Senior
Currency	UF
Amount	$ 181,000,000
Senior Bonds 17 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-21-2020
Type	Senior
Currency	CLP
Amount	$ 330,000,000,000
Senior Bonds 18 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-22-2020
Type	Senior
Currency	CLP
Amount	$ 11,430,000,000,000
Senior Bonds 19 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-24-2020
Type	Senior
Currency	UF
Amount	$ 2,000,000
Senior Bonds 20 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-29-2020
Type	Senior
Currency	UF
Amount	$ 1,000,000
Senior Bonds 21 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-29-2020
Type	Senior
Currency	CLP
Amount	$ 120,000,000,000
Senior Bonds 22 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-30-2020
Type	Senior
Currency	CLP
Amount	$ 10,000,000,000
Senior Bonds 23 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	01-31-2020
Type	Senior
Currency	UF
Amount	$ 40,000,000
Senior Bonds 24 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-06-2020
Type	Senior
Currency	CLP
Amount	$ 6,000,000,000,000
Senior Bonds 25 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-07-2020
Type	Senior
Currency	CLP
Amount	$ 1,180,000,000,000
Senior Bonds 26 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-11-2020
Type	Senior
Currency	CLP
Amount	$ 7,430,000,000,000
Senior Bonds 27 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-12-2020
Type	Senior
Currency	CLP
Amount	$ 2,520,000,000,000
Senior Bonds 28 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-13-2020
Type	Senior
Currency	CLP
Amount	$ 10,000,000,000,000
Senior Bonds 29 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-17-2020
Type	Senior
Currency	UF
Amount	$ 2,000,000
Senior Bonds 30 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-17-2020
Type	Senior
Currency	UF
Amount	$ 15,000,000
Senior Bonds 31 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-18-2020
Type	Senior
Currency	UF
Amount	$ 50,000,000
Senior Bonds 32 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-18-2020
Type	Senior
Currency	UF
Amount	$ 4,000,000
Senior Bonds 33 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-20-2020
Type	Senior
Currency	UF
Amount	$ 350,000,000
Senior Bonds 34 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-20-2020
Type	Senior
Currency	UF
Amount	$ 115,000,000
Senior Bonds 35 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-21-2020
Type	Senior
Currency	UF
Amount	$ 57,000,000
Senior Bonds 36 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-21-2020
Type	Senior
Currency	UF
Amount	$ 24,000,000
Senior Bonds 37 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-24-2020
Type	Senior
Currency	UF
Amount	$ 250,000,000
Senior Bonds 38 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-24-2020
Type	Senior
Currency	UF
Amount	$ 10,000,000
Senior Bonds 39 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-26-2020
Type	Senior
Currency	UF
Amount	$ 169,000,000
Senior Bonds 40 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-26-2020
Type	Senior
Currency	UF
Amount	$ 1,000,000
Senior Bonds 41 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-27-2020
Type	Senior
Currency	UF
Amount	$ 180,000,000
Senior Bonds 42 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-27-2020
Type	Senior
Currency	UF
Amount	$ 11,000,000
Senior Bonds 43 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-27-2020
Type	Senior
Currency	CLP
Senior Bonds 44 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-02-2020
Type	Senior
Currency	UF
Amount	$ 1,000
Senior Bonds 45 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-05-2020
Type	Senior
Currency	UF
Amount	$ 2,000
Senior Bonds 46 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-09-2020
Type	Senior
Currency	UF
Amount	$ 261,000
Senior Bonds 47 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-09-2020
Type	Senior
Currency	UF
Amount	$ 150,000
Senior Bonds 48 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-11-2020
Type	Senior
Currency	UF
Amount	$ 2,000
Senior Bonds 49 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-17-2020
Type	Senior
Currency	UF
Amount	$ 850,000
Senior Bonds 50 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-18-2020
Type	Senior
Currency	UF
Amount	$ 150,000
Senior Bonds 51 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-19-2020
Type	Senior
Currency	USD
Senior Bonds 52 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-23-2020
Type	Senior
Currency	UF
Amount	$ 95,000
Senior Bonds 53 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-23-2020
Type	Senior
Currency	USD
Senior Bonds 54 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-24-2020
Type	Senior
Currency	CLP
Senior Bonds 55 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-30-2020
Type	Senior
Currency	UF
Amount	$ 62,000
Senior Bonds 56 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-31-2020
Type	Senior
Currency	UF
Amount	$ 360,000
Senior Bonds 57 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-31-2020
Type	Senior
Currency	UF
Amount	$ 5,000
Senior Bonds 58 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-01-2020
Type	Senior
Currency	CLP
Senior Bonds 59 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-02-2020
Type	Senior
Currency	UF
Senior Bonds 60 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-02-2020
Type	Senior
Currency	CLP
Senior Bonds 61 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-03-2020
Type	Senior
Currency	CLP
Senior Bonds 62 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-03-2020
Type	Senior
Currency	UF
Amount	$ 27,000
Senior Bonds 63 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-06-2020
Type	Senior
Currency	CLP
Senior Bonds 64 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-06-2020
Type	Senior
Currency	UF
Amount	$ 157,000
Senior Bonds 65 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-06-2020
Type	Senior
Currency	USD
Senior Bonds 66 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-07-2020
Type	Senior
Currency	CLP
Senior Bonds 67 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-07-2020
Type	Senior
Currency	UF
Senior Bonds 68 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-07-2020
Type	Senior
Currency	USD
Senior Bonds 69 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-08-2020
Type	Senior
Currency	CLP
Senior Bonds 70 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-13-2020
Type	Senior
Currency	CLP
Senior Bonds 71 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-14-2020
Type	Senior
Currency	CLP
Senior Bonds 72 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-17-2020
Type	Senior
Currency	CLP
Senior Bonds 74 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	05-05-2020
Type	Senior
Currency	USD
Senior Bonds 75 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	05-14-2020
Type	Senior
Currency	USD
Senior Bonds 76 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-02-2020
Type	Senior
Currency	CLP
Senior Bonds 77 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-03-2020
Type	Senior
Currency	UF
Amount	$ 100,000
Senior Bonds 78 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-03-2020
Type	Senior
Currency	CLP
Senior Bonds 79 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-05-2020
Type	Senior
Currency	USD
Senior Bonds 80 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-08-2020
Type	Senior
Currency	CLP
Senior Bonds 81 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-12-2020
Type	Senior
Currency	CLP
Senior Bonds 82 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-16-2020
Type	Senior
Currency	CHF
Senior Bonds 83 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-17-2020
Type	Senior
Currency	CHF
Senior Bonds 84 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-19-2020
Type	Senior
Currency	CLP
Senior Bonds 85 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-22-2020
Type	Senior
Currency	CLP
Senior Bonds 86 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-26-2020
Type	Senior
Currency	CLP
Senior Bonds 87 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	07-02-2020
Type	Senior
Currency	CLP
Senior Bonds 88 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	07-10-2020
Type	Senior
Currency	CHF
Senior Bonds 89 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	07-10-2020
Type	Senior
Currency	CLP
Senior Bonds 90 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	07-15-2020
Type	Senior
Currency	CLP
Senior Bonds 91 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	07-17-2020
Type	Senior
Currency	UF
Amount	$ 1,000
Senior Bonds 92 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	07-17-2020
Type	Senior
Currency	CLP
Senior Bonds 93 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	08-13-2020
Type	Senior
Currency	UF
Amount	$ 345,000
Senior Bonds 94 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	08-14-2020
Type	Senior
Currency	USD
Senior Bonds 95 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	08-21-2020
Type	Senior
Currency	UF
Amount	$ 100,000
Senior Bonds 96 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	08-21-2020
Type	Senior
Currency	UF
Amount	$ 77,000
Senior Bonds 97 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	08-24-2020
Type	Senior
Currency	UF
Amount	$ 11,000
Senior Bonds 98 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	08-25-2020
Type	Senior
Currency	UF
Amount	$ 14,000
Senior Bonds 99 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	09-09-2020
Type	Senior
Currency	UF
Amount	$ 24,000
Senior Bonds 100 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	09-09-2020
Type	Senior
Currency	UF
Amount	$ 70,000
Senior Bonds 101 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	09-09-2020
Type	Senior
Currency	UF
Amount	$ 45,000
Senior Bonds 102 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	09-10-2020
Type	Senior
Currency	UF
Amount	$ 210,000
Senior Bonds 103 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	09-23-2020
Type	Senior
Currency	USD
Senior Bonds 104 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	09-28-2020
Type	Senior
Currency	UF
Amount	$ 50,000
Senior Bonds 105 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	09-29-2020
Type	Senior
Currency	UF
Amount	$ 1,000
Senior Bonds 106 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	09-30-2020
Type	Senior
Currency	UF
Amount	$ 43,000
Senior Bonds 107 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-01-2020
Type	Senior
Currency	UF
Amount	$ 4,000,000
Senior Bonds 108 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-06-2020
Type	Senior
Currency	UF
Amount	$ 1,000,000
Senior Bonds 109 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-06-2020
Type	Senior
Currency	UF
Amount	$ 1,000,000
Senior Bonds 110 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-06-2020
Type	Senior
Currency	CLP
Amount	$ 50,000,000,000
Senior Bonds 111 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-06-2020
Type	Senior
Currency	UF
Amount	$ 1,000,000
Senior Bonds 112 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-06-2020
Type	Senior
Currency	UF
Amount	$ 1,000,000
Senior Bonds 113 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-15-2020
Type	Senior
Currency	UF
Amount	$ 2,000,000
Senior Bonds 114 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-20-2020
Type	Senior
Currency	CHF
Amount	$ 2,000,000,000
Senior Bonds 115 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-01-2020
Type	Senior
Currency	USD
Amount	$ 5,153,000,000
Senior Bonds 116 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-19-2020
Type	Senior
Currency	USD
Amount	$ 20,000,000,000
Senior Bonds 117 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	11-16-2020
Type	Senior
Currency	USD
Amount	$ 1,000,000,000
Senior Bonds 118 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	11-18-2020
Type	Senior
Currency	USD
Amount	$ 10,000,000,000
Senior Bonds 119 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	11-15-2020
Type	Senior
Currency	USD
Amount	$ 477,510,000,000
Senior Bonds 120 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-12-2019
Type	Senior
Currency	CLP
Amount	$ 10,000,000,000,000
Senior Bonds 121 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-14-2019
Type	Senior
Currency	CLP
Amount	$ 30,000,000,000,000
Senior Bonds 122 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-19-2019
Type	Senior
Currency	CLP
Amount	$ 4,200,000,000,000
Senior Bonds 123 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-22-2019
Type	Senior
Currency	CLP
Amount	$ 14,240,000,000,000
Senior Bonds 124 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-22-2019
Type	Senior
Currency	CLP
Amount	$ 30,000,000,000
Senior Bonds 125 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	02-22-2019
Type	Senior
Currency	CLP
Amount	$ 10,000,000,000
Senior Bonds 126 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-01-2019
Type	Senior
Currency	CLP
Amount	$ 11,800,000,000,000
Senior Bonds 127 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-04-2019
Type	Senior
Currency	CLP
Amount	$ 40,080,000,000,000
Senior Bonds 128 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-05-2019
Type	Senior
Currency	CLP
Amount	$ 20,000,000,000,000
Senior Bonds 129 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-15-2019
Type	Senior
Currency	UF
Amount	$ 156,000,000
Senior Bonds 130 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-19-2019
Type	Senior
Currency	UF
Amount	$ 418,000,000
Senior Bonds 131 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-20-2019
Type	Senior
Currency	CLP
Amount	$ 6,710,000,000,000
Senior Bonds 132 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-20-2019
Type	Senior
Currency	UF
Amount	$ 154,000,000
Senior Bonds 133 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-21-2019
Type	Senior
Currency	UF
Amount	$ 100,000,000
Senior Bonds 134 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-25-2019
Type	Senior
Currency	UF
Amount	$ 100,000,000
Senior Bonds 135 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	03-26-2019
Type	Senior
Currency	UF
Amount	$ 90,000,000
Senior Bonds 136 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-08-2019
Type	Senior
Currency	CLP
Amount	$ 3,950,000,000,000
Senior Bonds 137 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-10-2019
Type	Senior
Currency	UF
Amount	$ 409,000,000
Senior Bonds 138 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-16-2019
Type	Senior
Currency	UF
Amount	$ 55,000,000
Senior Bonds 139 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-17-2019
Type	Senior
Currency	CLP
Amount	$ 130,000,000,000
Senior Bonds 140 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	04-18-2019
Type	Senior
Currency	CLP
Amount	$ 330,000,000,000
Senior Bonds 141 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	05-16-2019
Type	Senior
Currency	CLP
Amount	$ 14,880,000,000,000
Senior Bonds 142 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	05-16-2019
Type	Senior
Currency	UF
Amount	$ 9,000,000
Senior Bonds 143 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	06-13-2019
Type	Senior
Currency	UF
Amount	$ 1,000,000
Senior Bonds 144 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-01-2019
Type	Senior
Currency	CLP
Amount	$ 10,960,000,000,000
Senior Bonds 145 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-02-2019
Type	Senior
Currency	CLP
Amount	$ 100,000,000,000
Senior Bonds 146 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	10-04-2019
Type	Senior
Currency	CLP
Amount	$ 60,000,000,000
Senior Bonds 147 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	11-05-2019
Type	Senior
Currency	CLP
Amount	$ 15,220,000,000,000
Senior Bonds 148 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	11-07-2019
Type	Senior
Currency	CLP
Amount	$ 3,620,000,000,000
Senior Bonds 149 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	11-13-2019
Type	Senior
Currency	CLP
Amount	$ 5,320,000,000,000
Senior Bonds 150 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	11-14-2019
Type	Senior
Currency	UF
Amount	$ 2,977,000,000
Senior Bonds 151 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	11-28-2019
Type	Senior
Currency	UF
Amount	$ 340,000,000
Senior Bonds 152 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	12-02-2019
Type	Senior
Currency	UF
Amount	$ 105,000,000